Long-term investments - Combined Information for APUC's interest in VIE's (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Interest income	$ 107,143	$ 101,523
Impairment		0
Other
Variable Interest Entity [Line Items]
Interest income		330
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Carrying amount	122,752	86,202
Development loans receivable	52,923	31,468
Performance guarantees and other commitments on behalf of VIEs	658,224	409,232
APUC's maximum exposure in regard to VIE's	$ 833,899	$ 526,902